CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss) for the period	$ (18,277)	$ (18,965)	$ 4,652
Adjustments for:
Amortization and depreciation	55,940	35,611	14,613
Income taxes expenses	4,158	1,546	325
Income taxes received (paid), net	(3,006)	6,419	(2,230)
Interest expenses with respect to funding including from related parties	21,435	11,170	4,811
Other finance expenses, net	3,343	3,935	1,501
Payments with respect to IP Option	0	373	613
Share based compensation	2,910	2,994	3,448
The Company’s share in profit of Joint Venture and associated companies, net	(37,334)	(22,110)	(12,446)
Proceeds from the Joint Venture and associated companies	36,216	21,141	12,251
Decrease (increase) in trade receivables	(3,286)	(2,093)	487
Business combinations related expenses	6,477	17,984	3,667
Business combinations related expenses paid	(4,777)	(21,234)	0
Decrease (increase) in prepaid expenses and other receivables	(884)	1,344	(1,048)
Increase (decrease) in gaming tax payable	(2,922)	1,617	0
Increase in royalties payable	2,042	189	0
Decrease (increase) in Aspire Group	0	1,948	(1,427)
Increase in amounts due from the Michigan Joint Operation and NPI	(2,126)	(208)	(368)
Decrease in trade and other payables	(886)	(3,385)	(1,394)
Increase (decrease) in employees' related payables and accruals	2,465	(845)	640
Increase (decrease) in client liabilities	(1,369)	666	0
Capital loss on disposal of property and equipment	0	113	0
Accrued severance pay, net	(54)	139	(98)
Total adjustments	78,342	57,314	23,345
Net cash generated from operating activities	60,065	38,349	27,997
Cash flows from investing activities:
Purchase of property and equipment	(791)	(1,365)	(1,462)
Capitalized development costs	(37,672)	(26,536)	(17,010)
Restricted deposits - Joint Venture and other	(5,683)	(178)	(75)
Net change in deposits	144	(163)	13
Investment in Associate	0	(28)	0
Net cash used in Aspire business combination	(964)	(197,674)	0
Net cash used in investing activities	(44,966)	(225,944)	(18,534)
Cash flows from financing activities:
Repayments of loans from Caesars	0	(11,000)	(1,500)
Repayments of capital notes to Aspire	0	(21,837)	0
Loans from a financial institution, net	0	204,200	0
Interest paid	(20,528)	(8,521)	(835)
Repayments for lease liabilities (principal and interest)	(1,568)	(1,075)	(1,686)
Exercise of employee options	213	390	873
Payments to acquire or redeem entity's shares	(6,192)	0	0
Net cash generated from (used in) financing activities	(28,075)	162,157	(3,148)
Currency exchange differences on cash and cash equivalents	816	535	0
Net (decrease) increase in cash and cash equivalents	(12,976)	(25,438)	6,315
Cash and cash equivalents at the beginning of the year	41,179	66,082	59,767
Cash and cash equivalents at the end of the year	$ 29,019	$ 41,179	$ 66,082